COMMON STOCK (Details) - shares	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	50,477,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	8,766,466		11,065,658
2021 Equity Incentive Plan
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	23,722,254	23,722,254
RSUs outstanding, ending of period (in shares)	1,801,831
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,075,635
Shares reserved for warrants
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	23,673
Options issued and outstanding
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	8,766,466
Shares available for future issuance under equity incentive plan
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	20,844,788
Conversion of 2028 Convertible Notes
Class of Stock [Line Items]
Reserved shares of common stock for issuance ( in shares)	20,842,773